UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: Sept 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     8748 Brecksville Road
             Suite 115
             Brecksville, OH 44141

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   440-838-0800
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    Oct 11, 2000

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $64,499

                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
ABBOTT LABS                COM            002824100    2008        42225   SH           SOLE     N/A               42225
AMERICAN EXPRESS           COM            025816109    1856        30550   SH           SOLE     N/A               30550
AMERICAN HOME PRODUCTS     COM            026609107    1281        22695   SH           SOLE     N/A               22695
AMGEN, INC.                COM            031162100    1722        24665   SH           SOLE     N/A               24665
ANADARKO RETRO             COM            032511100     899        13525   SH           SOLE     N/A               13525
CISCO SYSTEMS              COM            17275R102    3959        71650   SH           SOLE     N/A               71650
CITIGROUP                  COM            172967101    3470        64033   SH           SOLE     N/A               64033
COSTCO WHOLESALE           COM            22160Q102    2503        71625   SH           SOLE     N/A               71625
DELL COMPUTERS             COM            247025109    2355        76430   SH           SOLE     N/A               76430
DIGENE CORP                COM            253752109     504        14000   SH           SOLE     N/A               14000
ENRON CORP                 COM            293561106    2878        32840   SH           SOLE     N/A               32840
FEDERAL NAT'L MTG          COM            313586109    1143        15990   SH           SOLE     N/A               15990
GENERAL ELECTRIC           COM            369604103    3375        58510   SH           SOLE     N/A               58510
HOME DEPOT                 COM            437076102    2789        52557   SH           SOLE     N/A               52557
HONEYWELL INT'L            COM            438516107    1203        33750   SH           SOLE     N/A               33750
HOUSEHOLD INT'L            COM            441815107    2659        46950   SH           SOLE     N/A               46950
INT BUSINESS MACHINE       COM            459200100    2000        17801   SH           SOLE     N/A               17801
INTEL                      COM            458140100    3552        85470   SH           SOLE     N/A               85470
JOHNSON & JOHNSON          COM            478160104    1301        13850   SH           SOLE     N/A               13850
LEVEL 3 COMMUNICATIONS     COM            52729N100    2851        36965   SH           SOLE     N/A               36965
LINEAR TECHNOLOGY          COM            535678106    1007        15550   SH           SOLE     N/A               15550
LUCENT TECH.               COM            549463107    1497        48982   SH           SOLE     N/A               48982
MEDTRONIC INC.             COM            585055106     518        10000   SH           SOLE     N/A               10000
MERCK AND CO.              COM            589331107    1284        17245   SH           SOLE     N/A               17245
MICROSOFT CORP             COM            594918104    2082        34525   SH           SOLE     N/A               34525
MORGAN STANLEY DWD         COM            617446440    3144        34385   SH           SOLE     N/A               34385
NORTEL NETWORKS            COM            656568100     930        15500   SH           SOLE     N/A               15500
SCHERING-PLOUGH            COM            806605101    1793        38520   SH           SOLE     N/A               38520
TYCO INTERNATIONAL         COM            902120106    3998        77432   SH           SOLE     N/A               77432
UNION PACIFIC              COM            907818108     998        25625   SH           SOLE     N/A               25625
WAL-MART STORES            COM            931142103    2725        56540   SH           SOLE     N/A               56540
WORLDCOM, INC              COM            98157D106     216         7100   SH           SOLE     N/A                7100